STAFF COSTS	6 Months Ended
Jun. 30, 2019
Disclosure Of Employee Benefits [Abstract]
STAFF COSTS
NOTE 1 – STAFF
COSTS

USDm	Q2 2019	Q2 2018	Q1-Q2 2019	Q1-Q2 2018	FY 2018

Included in operating expenses	2.0	2.2	4.0	4.6	9.3
Included in administrative expenses	9.8	9.5	19.4	19.4	36.9
Total staff costs	11.8	11.7	23.4	24.0	46.2